LOANS AND BORROWINGS	12 Months Ended
Jun. 30, 2022
LOANS AND BORROWINGS [Abstract]
LOANS AND BORROWINGS
9.	LOANS AND BORROWINGS

	2022	2021
	US$	US$
Current
Lease liabilities	128,653	81,104
Other loans and borrowings	5,594	-
Total current loans and borrowings	134,247	81,104

Non-current
Lease liabilities	377,920	394,548
Other loans and borrowings	30,863	-
Total non-current loans and borrowings	408,783	394,548

Total loans and borrowings	543,030	475,652

(a)	Reconciliation

	Balance at July 1, 2021	Additions	Lease modifications	Repayments	Balance at June 30, 2022
	US$	US$	US$	US$	US$
Lease liabilities	475,652	140,188	(30,489)	(78,778)	506,573
Other loans and borrowings	-	38,682	-	(2,225)	36,457
Total Loans and Borrowings	475,652	178,870	(30,489)	(81,003)	543,030